Significant capital and funding transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions						3 Months Ended		9 Months Ended
	Jun. 08, 2021	May 24, 2021	Jan. 28, 2021	Jan. 20, 2021	Nov. 02, 2020	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Issue of share capital						$ 1,022	$ 1,764	$ 2,330	$ 1,808
Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Trust Assets					$ 1,250
Stock Issue face value | $ / shares					$ 1,000
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Interest rate						4.00%		4.00%
Maturity								February 24, 2081
Borrowings adjustment to interest rate basis						3.617%		3.617%
Borrowings, interest rate basis								5-year Government of Canada Yield plus 3.617%
Maturity Date for Interest Paid Semi annually								Feb. 24, 2026
Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Interest rate	3.65%
Maturity	November 24, 2081
Borrowings adjustment to interest rate basis	2.665%
Borrowings, interest rate basis	5-year Government of Canada Yield plus 2.665%
Trust Assets	$ 1,000
Stock Issue face value | $ / shares	$ 1,000
Maturity Date for Interest Paid Semi annually	Nov. 24, 2026
Preferred Shares Series BR [Member]
Disclosure of classes of share capital [line items]
Issue of share capital					$ 1,250
Stock Issue face value | $ / shares						$ 1,000		$ 1,000
Series BS Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Issue of share capital	$ 1,000
Stock Issue face value | $ / shares	$ 1,000
Series BK Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred shares latest redemption date		May 24, 2021
Term of limited recourse capital note preferred shares held in trust		5 years
Redemption value of preferred shares		$ 29
Redemption price per share		$ 25
Subordinated debentures [member]
Disclosure of classes of share capital [line items]
Dated subordinated liabilities				$ 1,500
Interest rate			1.67%	3.31%
Maturity			January 28, 2028	January 20, 2026
Redemption date				Jan. 20, 2021
Percentage of principal amount				100.00%
Dated subordinated issued			$ 1,000
Borrowings adjustment to interest rate basis			0.55%
Borrowings, interest rate basis			January 28, 2033
Debentures issuance date			Jan. 28, 2021